Financial instruments (Details 17) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Single series bond One [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 13,750	$ 13,750	$ 13,750